Investment Objectives and Goals	Feb. 26, 2026
InfraCap MLP ETF
Prospectus [Line Items]
Risk/Return [Heading]	InfraCap MLP ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

InfraCap MLP ETF (the “Fund”) seeks total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

InfraCap REIT Preferred ETF
Prospectus [Line Items]
Risk/Return [Heading]	InfraCap REIT Preferred ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

InfraCap REIT Preferred ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index (the “Underlying Index”).

Virtus InfraCap U.S. Preferred Stock ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus InfraCap U.S. Preferred Stock ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Virtus InfraCap U.S. Preferred Stock ETF (the “Fund”) seeks current income and, secondarily, capital appreciation.
Virtus Biotech Clinical Trials ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Biotech Clinical Trials ETF (formerly, VIRTUS LIFESCI BIOTECH CLINICAL TRIALS ETF)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Virtus Biotech Clinical Trials ETF (formerly, Virtus LifeSci Biotech Clinical Trials ETF) (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index (the “Underlying Index”).

Virtus Biotech ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Biotech ETF (formerly, VIRTUS LIFESCI BIOTECH PRODUCTS ETF)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Virtus Biotech ETF (formerly,Virtus LifeSci Biotech Products ETF) (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Products Index (the “Underlying Index”).

Virtus Newfleet Multi-Sector Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus Newfleet Multi-Sector Bond ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Virtus Newfleet Multi-Sector Bond ETF (the “Fund”) seeks to provide a high level of current income and,
Objective, Secondary [Text Block]	secondarily, capital appreciation.
Virtus Private Credit Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	VIRTUS PRIVATE CREDIT STRATEGY ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

Virtus Private Credit Strategy ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Private Credit Index (the “Underlying Index”).

Virtus Real Asset Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	VIRTUS REAL ASSET INCOME ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

Virtus Real Asset Income ETF (the “Fund”) seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Real Asset Income Index (the “Underlying Index”).

Virtus WMC International Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	Virtus WMC International Dividend ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Virtus WMC International Dividend ETF (the “Fund”) seeks income.